Composition of Certain Financial Statement Items - Summary of Property Plant and Equipment Net (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Computers and software	$ 57,813	$ 54,851	$ 42,697
Less: Accumulated depreciation	(26,602)	(24,863)	(14,756)
Total Property and Equipment, Net	31,211	29,988	27,941
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Computers and software	901	1,594	1,347
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Computers and software	5,394	5,384	4,350
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Computers and software	11,583	10,605	7,614
Tooling [Member]
Property, Plant and Equipment [Line Items]
Computers and software	7,991	7,705	6,299
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Computers and software	9,582	9,398	8,869
Owned and Operated Systems [Member]
Property, Plant and Equipment [Line Items]
Computers and software	19,733	17,703	8,422
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Computers and software	$ 2,629	$ 2,462	$ 5,796